Financial instruments - Summary of Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments that are Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Debt securities
Total assets	¥ 15,683,490	¥ 35,293,173
Liabilities
Long-term debt including the current portion	990,803	1,754,817
Total liabilities	7,169,901	26,783,022
Financial liabilities at amortised cost, category [member] | At fair value [member]
Liabilities
Long-term debt including the current portion	964,534	1,722,896
Investment contract liabilities		60,558
Total liabilities	964,534	1,783,454
Financial liabilities at amortised cost, category [member] | Carrying amount [member]
Liabilities
Long-term debt including the current portion	990,803	1,754,817
Investment contract liabilities		62,772
Total liabilities	990,803	1,817,589
Financial liabilities at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	962,660	1,621,264
Investment contract liabilities		60,558
Total liabilities	962,660	1,681,822
Financial liabilities at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	1,874	101,632
Total liabilities	¥ 1,874	101,632
Financial assets at amortised cost, category [member] | At fair value [member]
Assets
Housing Loans in the Banking Business		3,709,148
Debt securities
Total assets		4,229,370
Financial assets at amortised cost, category [member] | Carrying amount [member]
Assets
Housing Loans in the Banking Business		3,763,261
Debt securities
Total assets		4,284,315
Financial assets at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Debt securities
Total assets		66,726
Financial assets at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Assets
Housing Loans in the Banking Business		3,709,148
Debt securities
Total assets		4,162,644
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | At fair value [member]
Debt securities
Debt instruments held		11,696
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held		11,626
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held		11,696
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held		24,273
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held		24,916
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held		24,273
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held		937
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held		935
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held		937
Financial assets at amortised cost, category [member] | Securitized Products [Member] | At fair value [member]
Debt securities
Debt instruments held		439,132
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Carrying amount [member]
Debt securities
Debt instruments held		439,281
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held		439,132
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | At fair value [member]
Debt securities
Debt instruments held		44,184
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Carrying amount [member]
Debt securities
Debt instruments held		44,296
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held		29,820
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held		¥ 14,364